P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

March 18, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Partners Funds Group II (the “Registrant”)
(File Nos. 333-00295; 811-07495)

Ladies and Gentlemen:

On behalf of the Transamerica Partners Funds Group II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information of the prospectus dated May 1, 2012, as supplemented February 27, 2013 for the Transamerica Partner Institutional Money Market (the “Fund”), a series of the Registrant, as filed under Rule 497 on February 27, 2013 (SEC Accession No. 0001193125-13-079566). The purpose of this filing is to submit the requisite prospectus risk/return disclosures in XBRL for the Fund.

Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Sincerely,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan

Assistant Secretary